Stockholders' Equity (Details) - Schedule of convertible preferred stock shares authorized issued and outstanding - AutoLotto, Inc. [Member] - Redemption [Member]	Dec. 31, 2020 USD ($) $ / shares shares
Stockholders' Equity (Details) - Schedule of convertible preferred stock shares authorized issued and outstanding [Line Items]
Shares Designated	2,383,000
Shares Outstanding	2,379,417
Liquidation Value (in Dollars) | $	$ 19,468,499
Seed [Member]
Stockholders' Equity (Details) - Schedule of convertible preferred stock shares authorized issued and outstanding [Line Items]
Original Issue Price per Share (in Dollars per share) | $ / shares	$ 0.95
Shares Designated	633,000
Shares Outstanding	633,000
Liquidation Value (in Dollars) | $	$ 601,350
Series A [Member]
Stockholders' Equity (Details) - Schedule of convertible preferred stock shares authorized issued and outstanding [Line Items]
Original Issue Price per Share (in Dollars per share) | $ / shares	$ 13.97
Shares Designated	1,220,000
Shares Outstanding	1,220,000
Liquidation Value (in Dollars) | $	$ 17,047,548
Series A1 [Member]
Stockholders' Equity (Details) - Schedule of convertible preferred stock shares authorized issued and outstanding [Line Items]
Original Issue Price per Share (in Dollars per share) | $ / shares	$ 7.69
Shares Designated	225,000
Shares Outstanding	223,749
Liquidation Value (in Dollars) | $	$ 1,719,601
Series A2 [Member]
Stockholders' Equity (Details) - Schedule of convertible preferred stock shares authorized issued and outstanding [Line Items]
Original Issue Price per Share (in Dollars per share) | $ / shares	$ 0.33
Shares Designated	305,000
Shares Outstanding	302,668
Liquidation Value (in Dollars) | $	$ 100,000